STATEMENT OF CASH FLOWS - USD ($)		2 Months Ended	3 Months Ended					5 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Feb. 03, 2021	Mar. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income			$ (12,996,000)			$ (3,987,000)				$ (23,585,000)		$ (21,947,000)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Fair Value Adjustment of Warrants			5,215,000							5,215,000
Prepaid expenses and other current assets
Net cash used in operating activities										(59,534,000)		2,877,000
Net Cash Provided by (Used in) Investing Activities [Abstract]
Net cash used in investing activities										(19,801,000)		(22,647,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from de-SPAC merger and PIPE financing										255,737,000
Proceeds from promissory note - related party										11,700,000
Payment of offering costs										(24,220,000)
Net cash provided by financing activities										152,190,000		23,839,000
Cash and cash equivalents and restricted cash at beginning of period					$ 22,870,000				$ 22,870,000	22,870,000		18,652,000
Cash and cash equivalents and restricted cash at end of period			95,546,000			14,194,000				95,546,000	$ 22,870,000	22,870,000
CIK 0001846136 Riverview Acquisition Corp
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income		$ (8,476)		$ (10,558,940)	172,425		$ 63	$ (8,413)	(10,386,515)		5,666,628
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Fair Value Adjustment of Warrants								0	8,771,164		(7,694,024)
Unrealized loss on marketable securities held in Trust Account				12,860			0	0	0		36
Interest earned on marketable securities held in Trust Account											35,768
Transaction costs											1,283,477
Prepaid expenses and other current assets
Accrued expenses								0	(117,646)		644,528
Prepaid expenses								0	(19,101)		352,171
Other Long-Term Assets								0	169,594		197,861
Net cash used in operating activities								(8,413)	(507,130)		(790,898)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment of cash in Trust Account											(250,000,000)
Net cash used in investing activities								0	181,781		(250,000,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from de-SPAC merger and PIPE financing								25,000	0		25,000
Proceeds from Issuance Initial Public Offering											245,000,000
Proceeds from sale of Private Placements Warrants											7,400,000
Proceeds from promissory note - related party								117,491	0		181,341
Repayment of promissory note - related party											(181,341)
Payment of offering costs								(122,491)	0		(512,365)
Net cash provided by financing activities								20,000	0		251,912,635
Net Change in Cash								11,587	(325,349)		1,121,737
Cash and cash equivalents and restricted cash at beginning of period		$ 0	$ 796,388		$ 1,121,737	$ 11,587		0	1,121,737	$ 1,121,737	0
Cash and cash equivalents and restricted cash at end of period	$ 0			$ 796,388			$ 11,587	$ 11,587	$ 796,388		1,121,737	$ 1,121,737
Non-Cash investing and financing activities:
Initial value of warrant Liabilities											18,257,000
Deferred underwriting fee payable	$ 8,750,000
Forfeiture of Founders Shares											938
Over-Allotment Option [Member] | CIK 0001846136 Riverview Acquisition Corp
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Fair Value Adjustment of Warrants											(105,743)
Unrealized loss on marketable securities held in Trust Account											$ 36